Financial Instruments - Investments - Unrealized Gains and Losses Related to Equity Securities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Net gains recognized during the period on investments in equity securities	[2]	$ 586	[1]	$ 224	$ 18
Less: Net gains recognized during the period on equity securities sold during the period		(109)
Net unrealized gains during the reporting period on equity securities still held at the reporting date		$ 477

[1]	The net gains on investments in equity securities are reported in Other (income)/deductions––net and, for 2018, include unrealized net gains on equity securities reflecting the adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 4.
[2]	The net gains on investments in equity securities in 2018, include unrealized net gains on equity securities of $477 million, reflecting the adoption of a new accounting standard in the first quarter of 2018. Net gains in 2018 were primarily driven by unrealized gains of $466 million related to our investment in Allogene. Prior to the adoption of a new accounting standard in the first quarter of 2018, net unrealized gains and losses on virtually all equity securities with readily determinable fair values were reported in Accumulated other comprehensive income. For additional information, see Note 1B, Note 2B and Note 7B.